Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Statement Line Items [Line Items]
Entity Central Index Key	0001096691
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14968
Entity Registrant Name	PARTNER COMMUNICATIONS CO LTD
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	8 AMAL STREET
Entity Address, Address Line Two	AFEK INDUSTRIAL PARK
Entity Address, City or Town	ROSH-HA’AYIN
Entity Address, Postal Zip Code	48103
Entity Address Country	IL
Trading Symbol	PTNR
Security 12g Title	NONE
Entity Common Stock, Shares Outstanding	183,678,220
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel-Aviv, Israel
Auditor Firm Id	1309
American Depositary Shares [Member]
Statement Line Items [Line Items]
Title of 12(b) Security	American Depositary Shares, each representingone ordinary share, nominal value NIS 0.01 per share
Name of Exchange on which Security is Registered	NASDAQ
Ordinary Shares [Member]
Statement Line Items [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share [1]
Name of Exchange on which Security is Registered	NASDAQ
Business Contact [Member]
Statement Line Items [Line Items]
Contact Personnel Name	Sarit Hecht, Adv.
Contact Personnel Email Address	ExecutiveOffices@partner.co.il
Entity Address, Address Line One	8 Amal Street
Entity Address, Address Line Two	Afek Industrial Park
Entity Address, City or Town	Rosh-Ha’ayin
Entity Address, Postal Zip Code	48103
Entity Address Country	IL
City Area Code	972
Local Phone Number	54-7813888

[1]	Not for trading, but only in connection with the registration of American Depositary Shares representing such ordinary shares, pursuant to the requirements of the Securities and Exchange Commission.